Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - Schedule of Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Shares authorized	10,000,000	0
Shares Outstanding	0	0
Shares issued	0	0
Series Seed [Member]
Class of Stock [Line Items]
Shares authorized		800,061
Shares Outstanding		800,061
Shares issued		800,061
Original Issue Price Per Share		$ 1.2508
Carrying Value		$ 1,001
Aggregate Liquidation Preference		$ 1,001
Series A [Member]
Class of Stock [Line Items]
Shares authorized		13,001,634
Shares Outstanding		13,001,634
Shares issued		13,001,634
Original Issue Price Per Share		$ 11.2467
Carrying Value		$ 125,637
Aggregate Liquidation Preference		$ 146,226
Series B [Member]
Class of Stock [Line Items]
Shares authorized		22,585,007
Shares Outstanding		22,585,007
Shares issued		22,585,007
Original Issue Price Per Share		$ 8.8554
Carrying Value		$ 196,720
Aggregate Liquidation Preference		$ 200,000
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares authorized	0	36,386,702
Shares Outstanding	0	36,386,702
Shares issued	0	36,386,702
Carrying Value	$ 0	$ 323,358
Aggregate Liquidation Preference		$ 347,227